UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09439

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 5

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2017

Date of reporting period:	10/31/2016

Item 1. Schedule of Investments

Prudential Jennison Conservative Growth Fund

Schedule of Investments

as of October 31, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.3%
COMMON STOCKS — 97.5%
Aerospace & Defense — 3.0%
Boeing Co. (The)	562	$80,046
General Dynamics Corp.	20,735	3,125,594
Rockwell Collins, Inc.	37,952	3,200,112

		6,405,752

Airlines — 0.7%
Southwest Airlines Co.	36,763	1,472,358

Banks — 5.0%
Bank of America Corp.	116,485	1,922,003
Citizens Financial Group, Inc.	130,199	3,429,442
JPMorgan Chase & Co.	41,228	2,855,451
Wells Fargo & Co.	51,826	2,384,514

		10,591,410

Beverages — 2.8%
Constellation Brands, Inc. (Class A Stock)	7,371	1,231,841
Dr. Pepper Snapple Group, Inc.	34,891	3,063,081
PepsiCo, Inc.	15,084	1,617,005

		5,911,927

Biotechnology — 4.4%
AbbVie, Inc.	15,108	842,724
Amgen, Inc.	19,287	2,722,553
Celgene Corp.*	19,687	2,011,618
Shire PLC, ADR	22,570	3,806,205

		9,383,100

Capital Markets — 3.9%
Goldman Sachs Group, Inc. (The)	32,842	5,853,758
Invesco Ltd.	88,116	2,475,179

		8,328,937

Chemicals — 0.5%
E.I. du Pont de Nemours & Co.	10,005	688,244
LyondellBasell Industries NV (Class A Stock)	3,358	267,129

		955,373

Commercial Services & Supplies — 1.4%
Waste Management, Inc.	46,008	3,020,885

Consumer Finance — 1.4%
Discover Financial Services	53,572	3,017,711

Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc. (Class B Stock)*	21,675	3,127,703

Diversified Telecommunication Services — 1.4%
Verizon Communications, Inc.	61,893	2,977,053

Electrical Equipment — 0.6%
Emerson Electric Co.	26,129	1,324,218

Energy Equipment & Services — 0.3%
Halliburton Co.	11,615	534,290

Equity Real Estate Investment Trusts (REITs) — 1.7%
Boston Properties, Inc.	5,041	607,340
Ventas, Inc.	45,550	3,086,012

		3,693,352

Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	10,401	1,537,996
Sysco Corp.	36,094	1,736,843

		3,274,839

Health Care Equipment & Supplies — 3.6%
Baxter International, Inc.	67,589	3,216,560
Danaher Corp.	41,041	3,223,771
Stryker Corp.	10,557	1,217,750

		7,658,081

Health Care Providers & Services — 1.1%
Anthem, Inc.	19,405	2,364,693

Hotels, Restaurants & Leisure — 1.5%
Hilton Worldwide Holdings, Inc.	72,836	1,646,093
Marriott International, Inc. (Class A Stock)	5,960	409,452
McDonald’s Corp.	8,873	998,834
Starbucks Corp.	3,531	187,390

		3,241,769

Household Durables — 0.9%
Whirlpool Corp.	12,007	1,798,889

Industrial Conglomerates — 1.4%
General Electric Co.	54,341	1,581,323
Honeywell International, Inc.	11,920	1,307,386

		2,888,709

Insurance — 1.5%
Aon PLC	11,305	1,252,933
Lincoln National Corp.	25,223	1,238,197
Marsh & McLennan Cos., Inc.	9,672	613,108

		3,104,238

Internet & Direct Marketing Retail — 5.6%
Amazon.com, Inc.*	13,500	10,662,570
Netflix, Inc.*	1,264	157,836
Priceline Group, Inc. (The)*	719	1,059,971

		11,880,377

Internet Software & Services — 12.1%
Alibaba Group Holding Ltd. (China), ADR*(a)	61,055	6,208,683
Alphabet, Inc. (Class A Stock)*	9,826	7,958,077
Facebook, Inc. (Class A Stock)*	52,535	6,881,560
Tencent Holdings Ltd. (China), ADR	172,034	4,564,062

		25,612,382

IT Services — 4.6%
International Business Machines Corp.	16,377	2,516,981
MasterCard, Inc. (Class A Stock)	23,463	2,511,010
Visa, Inc. (Class A Stock)	57,462	4,741,190

		9,769,181

Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.	6,520	284,076

Machinery — 2.5%
Ingersoll-Rand PLC	47,354	3,186,451
Stanley Black & Decker, Inc.	19,312	2,198,478

		5,384,929

Media — 4.3%
CBS Corp. (Class B Non-Voting Stock)	3,890	220,252
Discovery Communications, Inc. (Class A Stock)*	116,534	3,042,703
Time Warner, Inc.	65,751	5,851,181

		9,114,136

Multi-Utilities — 1.5%
Dominion Resources, Inc.	43,318	3,257,514

Multiline Retail — 1.5%
Target Corp.	46,844	3,219,588

Oil, Gas & Consumable Fuels — 6.7%
Chevron Corp.	21,673	2,270,247
Concho Resources, Inc.*	23,230	2,948,816
Devon Energy Corp.	19,573	741,621
Exxon Mobil Corp.	47,426	3,951,534
Newfield Exploration Co.*	74,027	3,004,756
ONEOK, Inc.	21,406	1,036,693
Spectra Energy Corp.	8,022	335,400

		14,289,067

Pharmaceuticals — 2.2%
Allergan PLC*	6,741	1,408,464
Johnson & Johnson	27,235	3,158,988

		4,567,452

Semiconductors & Semiconductor Equipment — 3.6%
Intel Corp.	85,224	2,971,761
KLA-Tencor Corp.	1,784	133,996
Lam Research Corp.	5,398	522,850
NVIDIA Corp.	2,402	170,926
NXP Semiconductors NV (Netherlands)*	8,645	864,500
QUALCOMM, Inc.	44,033	3,025,948

		7,689,981

Software — 3.8%
Adobe Systems, Inc.*	18,701	2,010,544
Microsoft Corp.	57,363	3,437,191
Oracle Corp.	26,298	1,010,369
salesforce.com, inc.*	22,324	1,677,872

		8,135,976

Specialty Retail — 2.3%
Industria de Diseno Textil SA (Spain), ADR	235,274	4,104,355
O’Reilly Automotive, Inc.*	2,590	684,900

		4,789,255

Technology Hardware, Storage & Peripherals — 2.3%
Apple, Inc.	42,213	4,792,864

Textiles, Apparel & Luxury Goods — 1.3%
adidas AG (Germany), ADR	25,957	2,128,474
NIKE, Inc. (Class B Stock)	14,372	721,187

		2,849,661

Tobacco — 3.0%
Altria Group, Inc.	29,750	1,967,070
Philip Morris International, Inc.	5,505	530,902
Reynolds American, Inc.	68,234	3,758,329

		6,256,301

TOTAL COMMON STOCKS (cost $173,064,964)		206,968,027

EXCHANGE TRADED FUND — 1.8%
Utilities Select Sector SPDR Fund(a) (cost $3,971,615)	75,303	3,722,227

TOTAL LONG-TERM INVESTMENTS (cost $177,036,579)		210,690,254

SHORT-TERM INVESTMENTS — 5.2%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(b)	972,432	972,432
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $10,075,153; includes $10,071,350 of cash collateral for securities on loan)(b)(c)	10,073,862	10,075,877

TOTAL SHORT-TERM INVESTMENTS (cost $11,047,585)		11,048,309

TOTAL INVESTMENTS — 104.5% (cost $188,084,164)(d)		221,738,563
Liabilities in excess of other assets — (4.5)%		(9,563,047)

NET ASSETS — 100.0%		$212,175,516

The following abbreviations are used in the quarterly schedule of portfolios report.

ADR	American Depositary Receipt
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $9,866,768; cash collateral of $10,071,350 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolio 2 — Prudential Institutional Money Market Fund.
(c)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestments.
(d)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$189,255,018

Appreciation	37,867,824
Depreciation	(5,384,279)

Net Unrealized Appreciation	$32,483,545

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$6,405,752	$—	$—
Airlines	1,472,358	—	—
Banks	10,591,410	—	—
Beverages	5,911,927	—	—
Biotechnology	9,383,100	—	—
Capital Markets	8,328,937	—	—
Chemicals	955,373	—	—
Commercial Services & Supplies	3,020,885	—	—
Consumer Finance	3,017,711	—	—
Diversified Financial Services	3,127,703	—	—
Diversified Telecommunication Services	2,977,053	—	—
Electrical Equipment	1,324,218	—	—
Energy Equipment & Services	534,290	—	—
Equity Real Estate Investment Trusts (REITs)	3,693,352	—	—
Food & Staples Retailing	3,274,839	—	—
Health Care Equipment & Supplies	7,658,081	—	—
Health Care Providers & Services	2,364,693	—	—
Hotels, Restaurants & Leisure	3,241,769	—	—
Household Durables	1,798,889	—	—
Industrial Conglomerates	2,888,709	—	—
Insurance	3,104,238	—	—
Internet & Direct Marketing Retail	11,880,377	—	—
Internet Software & Services	25,612,382	—	—
IT Services	9,769,181	—	—
Life Sciences Tools & Services	284,076	—	—
Machinery	5,384,929	—	—
Media	9,114,136	—	—
Multi-Utilities	3,257,514	—	—
Multiline Retail	3,219,588	—	—
Oil, Gas & Consumable Fuels	14,289,067	—	—
Pharmaceuticals	4,567,452	—	—
Semiconductors & Semiconductor Equipment	7,689,981	—	—
Software	8,135,976	—	—
Specialty Retail	4,789,255	—	—
Technology Hardware, Storage & Peripherals	4,792,864	—	—
Textiles, Apparel & Luxury Goods	2,849,661	—	—
Tobacco	6,256,301	—	—
Exchange Traded Fund	3,722,227	—	—
Affiliated Mutual Funds	11,048,309	—	—

Total	$221,738,563	$—	$—

During the period, there were no transfers between Level 1 and Level 2 to report.

Prudential Jennison Rising Dividend Fund

Schedule of Investments

as of October 31, 2016 (unaudited)

	Shares		Value
LONG-TERM INVESTMENTS — 98.4%
COMMON STOCKS
Aerospace & Defense — 2.9%
Boeing Co. (The)	238		$33,898
Lockheed Martin Corp.	1,050		258,699

			292,597

Air Freight & Logistics — 1.5%
FedEx Corp.	903		157,411

Banks — 8.3%
Bank of America Corp.	12,289		202,769
Citigroup, Inc.	3,369		165,586
JPMorgan Chase & Co.	3,739		258,963
PNC Financial Services Group, Inc. (The)	2,251		215,196

			842,514

Beverages — 3.5%
Constellation Brands, Inc. (Class A Stock)	1,353		226,113
PepsiCo, Inc.	1,168		125,210

			351,323

Biotechnology — 0.6%
AbbVie, Inc.	1,066		59,462

Capital Markets — 1.8%
Goldman Sachs Group, Inc. (The)	1,035		184,478

Chemicals
AdvanSix, Inc.*	—	(d)	4

Communications Equipment — 3.5%
Cisco Systems, Inc.	11,611		356,226

Diversified Consumer Services — 1.0%
Service Corp. International	3,861		98,842

Diversified Telecommunication Services — 0.5%
AT&T, Inc.	1,363		50,145

Electric Utilities — 2.6%
American Electric Power Co., Inc.	1,148		74,437
PG&E Corp.	3,069		190,646

			265,083

Energy Equipment & Services — 1.5%
Schlumberger Ltd.	1,946		152,236

Equity Real Estate Investment Trusts (REITs) — 5.2%
AvalonBay Communities, Inc.	609		104,249
Crown Castle International Corp.	1,058		96,267
CyrusOne, Inc.	5,366		239,377
QTS Realty Trust, Inc. (Class A Stock)	1,950		89,622

			529,515

Food & Staples Retailing — 2.3%
Costco Wholesale Corp.	641		94,785
Wal-Mart Stores, Inc.	2,022		141,580

			236,365

Food Products — 1.3%
J.M. Smucker Co. (The)	1,029		135,118

Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	2,539	99,630

Hotels, Restaurants & Leisure — 3.4%
Dunkin’ Brands Group, Inc.	2,022	97,784
McDonald’s Corp.	2,242	252,382

		350,166

Household Products — 2.2%
Procter & Gamble Co. (The)	2,521	218,823

Industrial Conglomerates — 4.6%
3M Co.	592	97,857
General Electric Co.	6,120	178,092
Honeywell International, Inc.	1,707	187,224

		463,173

Insurance — 1.0%
American International Group, Inc.	1,698	104,767

IT Services — 5.4%
Accenture PLC (Class A Stock)	1,110	129,026
Automatic Data Processing, Inc.	353	30,732
MasterCard, Inc. (Class A Stock)	1,872	200,342
Visa, Inc. (Class A Stock)	2,224	183,502

		543,602

Life Sciences Tools & Services — 2.0%
Thermo Fisher Scientific, Inc.	1,408	207,018

Media — 1.7%
Time Warner, Inc.	1,897	168,814

Multi-Utilities — 2.0%
Sempra Energy	1,891	202,526

Multiline Retail — 0.5%
Dollar General Corp.	672	46,429

Oil, Gas & Consumable Fuels — 13.0%
Chevron Corp.	2,659	278,530
Exxon Mobil Corp.	965	80,404
Hess Corp.	1,701	81,597
Occidental Petroleum Corp.	2,813	205,096
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	4,479	223,099
SemGroup Corp. (Class A Stock)	3,322	107,134
Suncor Energy, Inc. (Canada)	6,267	188,135
TransCanada Corp. (Canada)	3,360	152,106

		1,316,101

Pharmaceuticals — 4.9%
Bristol-Myers Squibb Co.	4,018	204,557
Eli Lilly & Co.	1,094	80,781
Pfizer, Inc.	6,785	215,152

		500,490

Road & Rail — 1.8%
Ryder System, Inc.	815	56,553
Union Pacific Corp.	1,417	124,951

		181,504

Semiconductors & Semiconductor Equipment — 3.3%
Analog Devices, Inc.	2,447	156,853
Texas Instruments, Inc.	2,456	174,007

		330,860

Software — 3.9%
Intuit, Inc.	669	72,747
Microsoft Corp.	5,396	323,328

		396,075

Specialty Retail — 4.0%
Home Depot, Inc. (The)	1,190	145,192
Lowe’s Cos., Inc.	1,932	128,768
Ross Stores, Inc.	2,149	134,398

		408,358

Technology Hardware, Storage & Peripherals — 1.5%
Apple, Inc.	1,388	157,594

Textiles, Apparel & Luxury Goods — 2.1%
Coach, Inc.	5,844	209,741

Tobacco — 2.8%
Philip Morris International, Inc.	2,978	287,198

Wireless Telecommunication Services — 0.8%
Vodafone Group PLC (United Kingdom), ADR(a)	2,891	80,485

TOTAL LONG-TERM INVESTMENTS (cost $9,271,542)		9,984,673

SHORT-TERM INVESTMENTS — 2.7%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(b)	193,266	193,266
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund(b)(c) (cost $79,921; includes $79,912 of cash collateral for securities on loan)	79,905	79,921

TOTAL SHORT-TERM INVESTMENTS (cost $273,187)		273,187

TOTAL INVESTMENTS — 101.1% (cost $9,544,729)(e)		10,257,860
Liabilities in excess of other assets — (1.1)%		(113,684)

NET ASSETS — 100.0%		$10,144,176

The following abbreviations are used in the quarterly schedule of portfolio holdings:

ADR	American Depositary Receipt
REITs	Real Estate Investment Trusts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $78,344; cash collateral of $79,912 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund.
(c)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(d)	Less than .50 shares.

(e)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$9,553,480

Appreciation	882,909
Depreciation	(178,529)

Net Unrealized Appreciation	$704,380

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$292,597	$—	$—
Air Freight & Logistics	157,411	—	—
Banks	842,514	—	—
Beverages	351,323	—	—
Biotechnology	59,462	—	—
Capital Markets	184,478	—	—
Chemicals	4	—	—
Communications Equipment	356,226	—	—
Diversified Consumer Services	98,842	—	—
Diversified Telecommunication Services	50,145	—	—
Electric Utilities	265,083	—	—
Energy Equipment & Services	152,236	—	—
Equity Real Estate Investment Trusts (REITs)	529,515	—	—
Food & Staples Retailing	236,365	—	—
Food Products	135,118	—	—
Health Care Equipment & Supplies	99,630	—	—
Hotels, Restaurants & Leisure	350,166	—	—
Household Products	218,823	—	—
Industrial Conglomerates	463,173	—	—
Insurance	104,767	—	—
IT Services	543,602	—	—
Life Sciences Tools & Services	207,018	—	—
Media	168,814	—	—
Multi-Utilities	202,526	—	—
Multiline Retail	46,429	—	—
Oil, Gas & Consumable Fuels	1,316,101	—	—
Pharmaceuticals	500,490	—	—
Road & Rail	181,504	—	—
Semiconductors & Semiconductor Equipment	330,860	—	—
Software	396,075	—	—
Specialty Retail	408,358	—	—
Technology Hardware, Storage & Peripherals	157,594	—	—
Textiles, Apparel & Luxury Goods	209,741	—	—
Tobacco	287,198	—	—
Wireless Telecommunication Services	80,485	—	—
Affiliated Mutual Funds	273,187	—	—

Total	$10,257,860	$—	$—

During the period, there were no transfers between Level 1 and Level 2 to report.

Notes to Schedules of Investments (unaudited)

Securities Valuation: The Funds hold securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair value responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, 3) detailed in the table following each Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Participatory notes (“P-notes”) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Each Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

The Funds invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund) (the “Core Fund”), and its securities lending cash collateral in the Prudential Institutional Money Market Fund, (the “Money Market Fund”), each a portfolio of Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940 (“1940 Act”) and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 5

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date December 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date December 15, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date December 15, 2016

*	Print the name and title of each signing officer under his or her signature.